Consolidated Statements of Cash Flows (Cash and cash equivalents) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents is represented by:
Cash	$ 7,051	$ 7,226	$ 5,346
Cash equivalents	39	34	34
Total cash and cash equivalents	$ 7,090	$ 7,260	$ 5,380